Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Brokerage commissions (in Dollars)			$ 64,648
Revenues from contracts with customers percentage	3.00%	3.60%	1.60%
Tax benefit percentage	50.00%
Commission expense percentage			10.00%
Payable to customers	19.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minor equity interest	3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minor equity interest	5.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers	27.00%	17.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers		36.00%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers		11.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	13.00%	35.00%	59.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%	18.00%	22.00%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage		11.00%
Broker One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			76.00%
Broker Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			18.00%
Broker One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage		55.00%
Broker Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage		35.00%
Broker Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage		11.00%